Related party balances and transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Subscription receivable	$ 0	$ 1,184,676
Due from related party	0	1,279
Due from discontinued operations	17,632,181	$ 17,632,181
Allowance for expected credit losses	$ 17,632,181